Accrued Expenses and Other Liabilities (Details) - Schedule of Accrued Expenses and Other Liabilities - Accrued Expenses and Other Liabilities [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accrued Expenses and Other Liabilities [Line Items]
Vacation, convalescence and employees’ bonus accruals	$ 341	$ 759
Employees and payroll related	422	539
Short term operating lease liabilities	346	653
Accrued expenses and other	2,892	2,708
Accrued expenses and other liabilities, total	$ 4,001	$ 4,659